A Message to Variable Life Policyowners

We are now in the fourth year of significant increases in the U.S. Stock Markets, as measured by the Dow Jones Industrial Average and the Standard & Poor's 500 Index. Propelled by a second quarter increase of 2.2%, the Dow's increase for the six months ended June 30, 1998, was 14.1%. The S&P increased 3.3% in the second quarter and 17.7% in the first half of 1998. Both the Dow Jones Industrial Average and the S&P 500 are unmanaged indices.

The yield on the 30 year Treasury Bond has stabilized recently, so that at the middle of July, 1998, it was approximately 5.7%. Short term rates, as measured by the 3 month Treasury Bill, are yielding 5.1%, which is slightly ahead of a year ago.

The U.S. Gross Domestic Product for the second quarter of 1998 has increased 1.4% while inflation remains low with the Consumer Price Index increasing by 1.7% year-over-year on June 30, 1998.

The Variable Life Insurance Policies which are the subject of this report are distributed by Washington Square Securities, Inc. ("WSSI"), 20 Washington Avenue South, Minneapolis, Minnesota 55401, (612) 372-5507. WSSI, a registered broker-dealer, is an affiliated company of ReliaStar Life Insurance Company of New York, the issuer of your insurance policy.

The Stock Account. On June 30, 1998, the invested assets were allocated 99.8% to 63 different stock positions with the remainder in a high quality money market fund. Our emphasis within the stock portfolio continues to be in issues which we believe will perform well in the current environment and tend to hold their values during market weakness.

The Money Market Account. On June 30, 1998, this portfolio held 20 different issues of the highest quality commercial paper with maturities ranging from 1 week to 7 weeks.

The Investment Grade Bond Account. Bonds and other assets and liabilities represented 100.0% of the investable funds on June 30, 1998. The portfolio was comprised of 25 bond issues, with scheduled maturities ranging from 16 months to 51 years.

The Asset Allocation Account. On June 30, 1998, invested assets were allocated 56.0% to common stocks, 44.0% to bonds and other assets and liabilities. There were 63 different common stock issues in the portfolio and 34 different bond positions.

The Outlook. For the remainder of 1998, we expect economic growth to slow by 0.5% to 1.0% given the Asian financial crisis. Inflation and interest rates should remain near current levels. At the time of this report, macroeconomic indicators are showing signs of moderation and low unemployment. While the business expansion has been underway for almost 8 years, it is likely to be sustained throughout 1998. Nevertheless profits are expected to grow albeit at a slower rate than in the past few years.

Name Change. Please note that on December 31, 1997, ReliaStar Bankers Security Life changed its name to ReliaStar Life Insurance Company of New York. ReliaStar Life of New York is a wholly owned subsidiary of ReliaStar Financial Corporation.

                                    Respectfully,

                                    Robert C. Salipante
                                    President and Chief Executive Officer
                                    ReliaStar Life Insurance Company of New York

 ReliaStar Life Insurance Company of New York Variable Life Separate Account I
                       Statement of Assets and Liabilities
                                  June 30, 1998
                                   (unaudited)

                                                                                    Sub-accounts
                                                                                    ------------
                                                                Common         Money                         Asset          Total
                                                                Stock          Market          Bond       Allocation    Sub-accounts
                                                             -----------    -----------    -----------    -----------    -----------
Assets:
Investments in USLICO Series Fund Portfolios (see below)         $13,968,487   $ 5,028,056   $ 1,233,667   $ 6,233,681   $26,463,891

 Policy loans                                                      1,214,490       723,557         8,884       575,736     2,522,667
                                                                 -----------   -----------   -----------   -----------   -----------
   Total assets                                                   15,182,977     5,751,613     1,242,551     6,809,417    28,986,558
                                                                 -----------   -----------   -----------   -----------   -----------
Liabilities:
Net accrued for policy related
 transactions due to ReliaStar Life of New York                      511,695        45,800        32,043       193,607       783,145
Amounts payable to ReliaStar Life of New York                        375,000       125,000     1,000,000     1,000,000     2,500,000
                                                                 -----------   -----------   -----------   -----------   -----------
  Total liabilities                                                  886,695       170,800     1,032,043     1,193,607     3,283,145
                                                                 -----------   -----------   -----------   -----------   -----------
Net assets - for variable life insurance policies                $14,296,282   $ 5,580,813   $   210,508   $ 5,615,810   $25,703,413
                                                                 ===========   ===========   ===========   ===========   ===========
Investments basis data:
  Shares Owned                                                       952,180     5,028,056       122,509       494,737
  Cost                                                           $11,353,078   $ 5,028,056   $ 1,234,558   $ 5,538,636

See accompanying notes to financial statements.

 ReliaStar Life Insurance Company of New York Variable Life Separate Account I
                Statement of Operations and Changes in Net Assets
                       For the Period Ended June 30, 1998
                                   (Unaudited)

                                                                                         Sub-accounts
                                                                                         ------------
                                                                   Common         Money                      Asset          Total
                                                                    Stock         Market       Bond       Allocation    Sub-accounts
                                                                 -----------   -----------   -----------   -----------   -----------
Investment income:
 Income:
  Reinvested dividends                                    $     96,791     $   120,114     $  31,297     $    90,539     $   338,741
 Expenses:
   Mortality and expense risk charges                           33,436          12,265         2,962          15,010          63,673
                                                          ------------     -----------     ---------     -----------     -----------
 Net investment income                                          63,355         107,849        28,335          75,529         275,068
                                                          ------------     -----------     ---------     -----------     -----------

Realized and unrealized gains (losses):
 Net unrealized gains on investments                         1,219,511            --          10,881         341,335       1,571,727
 Net realized gains on investments                                --              --            --              --              --
                                                          ------------     -----------     ---------     -----------     -----------
  Net increase resulting from investments                    1,219,511            --          10,881         341,335       1,571,727
                                                          ------------     -----------     ---------     -----------     -----------
    Net increase resulting from operations                   1,282,866         107,849        39,216         416,864       1,846,795
                                                          ------------     -----------     ---------     -----------     -----------
Policy related transactions:

  Transfers in for net premiums                                317,446         288,906        15,948         331,026         953,326
  Transfers between sub-accounts                                (3,771)        (31,455)       36,195            (969)           --
  Transfers for withdrawal/surrender                          (428,166)       (127,546)      (37,417)       (208,195)      (801,324)

Transfer of investment and operating
  results to ReliaStar Life of New York                       (144,802)       (108,449)      (36,710)       (177,669)      (467,630)
                                                          ------------     -----------     ---------     -----------     -----------
    Net increase in net assets                               1,023,573         129,305        17,232         361,057       1,531,167

Net assets, beginning of period                             13,272,709       5,451,508       193,276       5,254,753      24,172,246
                                                          ------------     -----------     ---------     -----------     -----------
Net assets, end of period                                 $ 14,296,282     $ 5,580,813     $ 210,508     $ 5,615,810     $25,703,413
                                                          ============     ===========     =========     ===========     ===========

See accompanying notes to financial statements.

  ReliaStar Life Insurance Company of New York Variable Life Separate Account I
                Statement of Operations and Changes in Net Assets
                     For the Six Months Ended June 30, 1997
                                   (Unaudited)

                                                                                     Sub-accounts
                                                                                     ------------
                                                               Common         Money                        Asset          Total
                                                                Stock         Market         Bond       Allocation    Sub-accounts
                                                             -----------   -----------   -----------   ------------   ------------
INVESTMENT INCOME:
 Income:
  Reinvested dividends                                  $    109,110    $    116,520    $     36,536    $    105,566    $    367,732
 Expenses:
  Mortality and expense risk charges                          28,703          12,226           2,926          13,501          57,356
                                                        ------------    ------------    ------------    ------------    ------------
Net investment income                                         80,407         104,294          33,610          92,065         310,376

NET UNREALIZED GAINS (LOSSES) ON INVESTMENTS               1,292,520            --            (9,250)        306,366       1,589,636
NET REALIZED GAINS (LOSSES) ON INVESTMENTS                    84,115            --              (533)         14,289          97,871
                                                        ------------    ------------    ------------    ------------    ------------
 Net increase in net assets resulting from operations      1,457,042         104,294          23,827         412,720       1,997,883

FROM POLICY RELATED TRANSACTIONS:
 Transfers in for net premiums                               345,313         304,131          16,120         355,040       1,020,604
 Transfers between sub-accounts                                6,681          (8,745)          2,198            (134)           --
 Transfers for withdrawal/surrender                         (442,227)       (181,372)         (6,109)       (190,503)      (820,211)

TRANSFER OF INVESTMENT AND OPERATING
RESULTS TO RELIASTAR LIFE OF NEW YORK                       (200,863)       (111,305)        (24,222)       (205,040)      (541,430)
                                                        ------------    ------------    ------------    ------------    ------------
           Net increase in net assets                      1,165,946         107,003          11,814         372,083       1,656,846
Net assets, beginning of period                           11,678,718       5,274,709         175,060       4,530,059      21,658,546
                                                        ------------    ------------    ------------    ------------    ------------
Net assets, end of period                               $ 12,844,664    $  5,381,712    $    186,874    $  4,902,142    $ 23,315,392
                                                        ============    ============    ============    ============    ============

See accompanying notes to financial statements.

ReliaStar Life Insurance Company of New York Variable Life Separate Account I
              Statement of Operations and Changes in Net Assets
                    For the Six Months Ended June 30, 1996
                                 (Unaudited)


                                                                                     Sub-accounts
                                                                                     ------------
                                                               Common         Money                        Asset          Total
                                                                Stock         Market         Bond       Allocation    Sub-accounts
                                                             -----------   -----------   -----------   -----------   -----------
Investment income:
 Income:
Reinvested dividends                                      $    131,432     $   118,565     $  41,257     $   114,033     $   405,287

 Expenses:
Mortality and expense risk charges                              25,732          12,451         3,255          13,198          54,636
                                                                ------          ------         -----          ------          ------

Net investment income                                          105,700         106,114        38,002         100,835         350,651

Net unrealized gains (losses) on investments                   738,421            --         (74,659)         27,190         690,952
Net realized gains (losses) on investments                     112,451            --          (2,455)         45,103         155,099
                                                              -------          -------       -------         -------         -------

 Net increase (decrease) in net assets resulting
    from operations                                            956,572         106,114       (39,112)        173,128       1,196,702


From policy related transactions:

  Transfers in for net premiums                                359,218         318,936        17,877         383,297       1,079,328

Transfers between sub-accounts                                  12,975         (14,358)        1,629            (246)           --

Transfers for withdrawal/surrender                            (400,989)       (165,367)       (2,071)       (202,620)      (771,047)


Transfer of investment and operating
  results (to) from ReliaStar Life of New York                (180,783)       (129,835)       29,428        (158,541)      (439,731)
                                                              --------        --------        ------        --------       --------

           Net increase in net assets                          746,993         115,490         7,751         195,018       1,065,252

 Net assets, beginning of period                             9,937,227       5,081,267       158,765       3,933,006      19,110,265
                                                             ---------       ---------       -------       ---------      ----------

Net assets, end of period                                 $ 10,684,220     $ 5,196,757     $ 166,516     $ 4,128,024     $20,175,517
                                                          ============     ===========     =========     ===========     ===========




See accompanying notes to financial statements.

ReliaStar Life Insurance Company of New York Variable Life Separate Account I
- Notes to Financial Statements - June30, 1998


(1) Organization - ReliaStar Life Insurance Company of New York Variable Life Separate Account I ("Separate Account I") was established by ReliaStar Life Insurance Company of New York ("ReliaStar Life of New York"), previously ReliaStar Bankers Security Life Insurance Society, in 1986 under New York insurance laws. Separate Account I operates as a unit investment trust under the Investment Company Act of 1940 and is used to fund certain benefits for variable life insurance policies issued by ReliaStar Life of New York. The assets of Separate Account I and its sub-accounts are the property of ReliaStar Life of New York. The portion of Separate Account I assets applicable to the variable life policies will not be charged with liabilities arising out of any other business ReliaStar Life of New York may conduct. The net assets maintained in the sub-accounts provide the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under the state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in ReliaStar Life of New York general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

In January 1995, ReliaStar Life of New York became an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Prior to that time ReliaStar Life of New York was an indirect wholly-owned subsidiary of USLICO Corporation. USLICO Series Fund ("Series Fund") is an open-end diversified management investment company whose shares are sold only to ReliaStar Life of New York and other affiliates' separate accounts.

(2)   Summary of Significant Accounting Policies

      (a) Valuation of Investments - Investments in shares of the Series Fund are valued at the reported net asset value of the respective portfolios. The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1998, were:

                         Cost of Shares   Proceeds from
       Sub-account          Acquired       Shares Sold
       -----------          --------       -----------
       Common Stock           $  96,791       $   -
       Money Market             120,114           -
       Bond                      31,297           -
       Asset Allocation          90,539           -
                                 ------       --------
       Total                  $ 338,741       $   -

      (b) Security Transactions - Purchases and sales are recorded on the trade date.

      (c) Federal Income Taxes - ReliaStar Life of New York is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the sub-accounts are not separate entities from ReliaStar Life of New York, and their operations form a part of ReliaStar Life of New York, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the sub-accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to ReliaStar Life of New York.

      (d) Charges Deducted from Premiums - Transfers to the sub-accounts of Separate Account I for net premiums represent gross premiums payable for a policy year, less deductions for sales loads, administrative expenses, premium taxes, risk charges and additional premiums, if any, for optional insurance benefits.

      (e) Amounts Payable to ReliaStar Life of New York - The amounts payable to ReliaStar Life of New York in each sub-account arises from the amount allocated from ReliaStar Life of New York to facilitate commencement of operations.

      (f) Dividends - Dividends received on the shares held by the sub-accounts of Separate Account I are reinvested to purchase additional shares of the applicable portfolio of the Series Fund.

      (g) Transfer of Investment and Operating Results from (to) ReliaStar Life of New York - The sub-accounts transfer their investment and operating results in excess of amounts required to meet policyholder reserve and liability amounts to ReliaStar Life of New York. When investment and operating results are insufficient to meet reserve requirements, ReliaStar Life of New York transfers to the sub-accounts amounts sufficient to fund the deficiency. Also included in this transfer are cost of insurance charges totaling $409,112, $417,800 and $411,600 for all sub-accounts for the six months ended June 30, 1998, 1997 and 1996 respectively.

(3) ADMINISTRATION AND RELATED PARTY TRANSACTIONS - A daily charge is made by ReliaStar Life of New York against each sub-account's investments for mortality and expense risks at an effective annual rate of .50%. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and therefore, a greater amount of death benefits than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. Other costs of administering Separate Account I are absorbed by ReliaStar Life of New York.

Washington Square Securities, Inc., a direct wholly-owned ReliaStar subsidiary, acts as principal underwriter (as defined in the Investment Company Act of 1940) of Separate Account I's policies. Washington Square Advisers, Inc., previously known as Washington Square Capital, Inc., also a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Series Fund with respect to short-term and fixed maturity securities. Pilgrim Baxter Value Investors, Inc. serves as investment sub-adviser to the Series Fund with respect to equity securities.

Certain officers and directors of ReliaStar and ReliaStar Life of New York are also officers and directors of Washington Square Securities, Inc., the Series Fund and Washington Square Advisers, Inc.

                              USLICO Series Fund
                     Statement of Assets and Liabilities
                                June 30, 1998
                                  (Unaudited)

                                                            Common              Money                         Asset          Total
                                                             Stock              Market         Bond        Allocation     Portfolios
                                                           Portfolio          Portfolio     Portfolio       Portfolio     Combined
                                                           ---------          ---------     ---------       ---------     --------


Assets
Cash and cash equivalents                                   $567,213       $    10,350     $  42,024     $   339,475     $   959,062
Common stock, at fair value (cost
   $24,741,373 and $7,840,913 respectively)                 30,025,518            --            --         9,548,742      39,574,260
Bonds, at fair value (cost
   $2,975,782 and $7,538,314 respectively)                        --              --       3,022,049       7,730,330      10,752,379
Commercial paper, at amortized
  cost which approximates fair value                              --         5,965,842          --                --       5,965,842
Dividends receivable                                            40,095            --                          12,790          52,885
Interest receivable                                                752            --          35,051          80,069         115,872
Securities not settled, net                                   (372,353)           --        (184,542)       (595,966)    (1,152,861)
                                                              --------                      --------        --------     ----------
  Total assets                                              30,261,225       5,976,192     2,914,582      17,115,440      56,267,439
                                                            ----------       ---------     ---------      ----------      ----------


Liabilities
Accrued expenses                                               166,729          50,360        16,372          63,107         296,568
                                                          ------------     -----------     ---------     -----------     -----------
  Total liabilities                                            166,729          50,360        16,372          63,107         296,568
                                                          ------------     -----------     ---------     -----------     -----------
Net assets                                                $ 30,094,496     $ 5,925,832    $2,898,210     $17,052,333     $55,970,871
                                                          ============     ===========     =========     ===========     ===========

Net asset value per share                                 $      14.78     $      1.00    $    10.08     $     12.66
                                                          ============     ===========     =========     ===========
Shares outstanding                                           2,035,744       5,925,832       287,627       1,347,295
                                                          ============     ===========     =========     ===========



Net assets consist of:
Capital stock ($ 001 par value)                           $      2,036     $     5,926    $      288     $     1,347
Additional paid-in capital                                  24,139,412       5,919,906     2,838,995      14,897,972
Accumulated undistributed
  net investment income                                         18,271            --           4,074          18,496

Accumulated undistributed net
  realized gains from investment transactions                  650,631            --           8,586         234,673
Net unrealized appreciation of investments                   5,284,146            --          46,267       1,899,845
                                                             ---------      -----------       ------       ---------

  Net assets                                              $ 30,094,496      $ 5,925,832   $2,898,210     $17,052,333
                                                          ============      ===========   ==========     ===========




See accompanying notes to financial statements.

                                   USLICO Series Fund-Common Stock Portfolio
                                            Statement of Investments
                                                  June 30,1998
                                                   (Unaudited)

Common Stock
                                                     Fair                                                        Fair
                                      Shares         Value                                        Shares         Value
                                      ------         -----                                        ------         -----
Computers & Electronics - 2.86%                                   Industrial - 16.70%
-------------------------------                                   ---------------------
International Business Machines Corp.  4,100       $470,731       B.F. Goodrich Co.                4,500     $  223,312
Lexmark International Group            6,400        390,400       Borg Warner Automotive, Inc.     7,000        336,437
                                                    -------
                                                    861,131       CaseCorp.                        4,100        197,825
                                                    -------
Drugs & Health Care - 2.45%                                       Deere & Co.                      8,500        449,437
Columbia/HCA Healthcare Corp.         20,000        582,500       Ford Motor Co.                   2,800        165,200
Tenet Healthcare Corp.                 5,000        155,300       General Dynamics Corp.          11,000        511,500
                                                    -------
                                                    737,800       Ingersoll Rand Co.               9,000        396,563
                                                    -------
Energy - 10.58%                                                   Johnson Controls, Inc.           9,400        537,563
---------------
Atlantic Richfield Co.                 7,500        585,937       Lafarge Corp.                   16,000        629,000
Mobil Corp.                            8,000        613,000       PPG Industries, Inc.             4,000        278,250
R & B Falcon Corp.                    15,000        339,375       Southdown Inc.                   7,200        513,900
Repsol S.A. ADR                        9,000        495,000       Sundstrand Corp.                 5,000        286,250
Rowan Co.                             14,200        276,013       United Technologies Corp.        5,400        499,500
                                                                                                              ---------
Santa Fe International Corp.          10,000        302,500                                                   5,024,737
                                                                                                              ---------
Texaco, Inc.                           9,600        573,000       Realty - 4.80%
                                                  ---------       --------------
                                                  3,184,825       Equity Residential Properties
                                                  ---------        Trust                          7,000         332,062
Finance - 31.55%                                                  First Industrial Realty Trust  10,000         318,125
----------------
Allstate Corp.                         3,000        274,687       Nationwide Health Properties,
                                                                   Inc.                          10,000         238,750
American General Corp.                 7,300        519,669       Simon Debartolo Group, Inc.    17,100         555,750
                                                                                                              ---------
Banc 0ne Corp.                        11,550        644,634                                                   1,444,687
                                                                                                              ---------
Bear Stearns Companies, Inc.           6,000        341,250       Retail Trade - 7.76%
                                                                  --------------------
Chase Manhattan Corp.                 12,200        921,100       Federated Departinent Stores,
                                                                   Inc.                           10,000        538,125
Cigna Corp.                            4,000        276,000       J.C. Penney Company, Inc.        7,500        542,344
Citicorp                               1,200        179,100       Nieman Marcus Group, Inc.       20,000        868,750
Conseco, Inc.                         10,000        467,500       V F Corp.                        7,500        386,250
                                                                                                              ---------
First Union Corp.                     15,000        873,750                                                   2,335,469
Fleet Financial Group, Inc.            9,000        751,500       Telecommunications - 8.74%                 ---------
                                                                  ---------------------------
Hartford Financial Services Group      8,000        915,000       AT & T Corp.                    12,000        685,500
Morgan Stanley Dean Witter & Co.       5,300        484,287       Bell Atlantic Corp.             16,164        737,483
NationsBank Corp.                     11,000        841,500       GTE Corp.                       15,400        856,625
Nationwide Financial Services, Inc.   13,000        663,000       SBC Communications, Inc.         8,800        352,000
                                                                                                              ---------
The PMI Group, Inc.                    8,800        645,700                                                   2,631,608
                                                                                                              ---------
Republic New York Corp.                5,000        314,688       Transportation - 7.97%
                                                                  ----------------------
Travelers Group, Inc.                  6,300        381,938       AMR Corp.                        4.800        399,600
                                                    -------
                                                  9,495,303       Burlington Northern Santa Fe     5,500        540,031
                                                  ---------
Food, House & Personal Products - 3.76%                           Canadian National Railway Co.    3,000        159,933
---------------------------------------
Albertson's, Inc.                      4,500        233,156       Delta Air Lines, Inc.            5,000        646,250
Centex Corp.                          11,900        449,225       Southwest Air Lines Co.         22,000        651,750
                                                                                                              ---------
Philip Morris Companies, Inc.         11,400        448,875                                                   2,397,564
                                                  ---------
                                                  1,131,256        Utilities - 2.60%
                                                  ---------        ------------------
                                                                                                                Fair
                                                                                                 Shares         Value
                                                                                                 ------         -----

                                                                   Florida Progress Corp.        12,900         530,513
                                                                   Potomac Electric Power Co.    10,000         250,625
                                                                                                              ---------
                                                                                                                781,138
                                                                                                             30,025,518





Total Common Stock                     99.77%


Other Assets and
  Liabilities, Net                      0.23%                                                                    68,978
                                                                                                             ----------
Net Assets                            100.00%                                                               $30,094,496
                                                                                                            ===========





See accompanying notes to financial statements.

                    USLICO Series Fund-Money Market Portfolio
                           Statement of Investments
                                June 30, 1998
                                   (Unaudited)


                                                                                                     Principal            Amortized
Commercial Paper                                                                                      Amount                 Cost
                                                                                                    ----------            ---------
                 Bank of New York, 5.53%, Due July 6, 1998                                           $300,009              $299,770
                 Clorox Co., 5.51%, Due July 7, 1998                                                  300,000               299,724
                 Du Pont E I De Nemours & Co., 5.49%, Due July 7, 1998                                300,000               299,726
                 Banc One Corp., 5.50%, Due July 8, 1998                                              300,000               299,679
                 General Electric Capital Corp., 5.47%, Due July 13, 1998                             300,000               299,453
                 Gannett Inc., 5.53%, Due July 14, 1998                                               300,000               299,401
                 Motorola Inc., 5.52%, Due July 14, 1998                                              300,000               299,402
                 Chevron USA Inc., 5.50%, Due July 17, 1998                                           300,000               299,267
                 Unilever Corp., 5.48%, Due July 17, 1998                                             300,000               299,269
                 AT & T Co., 5.49%, Due July 20, 1998                                                 300,000               299,131
                 Coca Cola Co., 5.46%, Due July20, 1998                                               300,000               299,136
                 American General Finance Corp., 5.51%, Due July 24, 1998                             300,000               298,944
                 Heinz H J Co., 5.50%, Due July 24, 1998                                              300,000               298,946
                 Eastman Kodak Co., 5.5 1?~o, Due July 28,1998                                        300,000               298,760
                 Florida Power Corp., 5.51%, Due July 29, 1998                                        300,000               298,714
                 Wisconsin Electric Power Co., 5.54%, Due July 30, 1998                               300,000               298,661
                 Beneficial Corp., 5.53%, D~e August 3, 1998                                          300,000               298,479
                 Procter & Gamble Co., 5.52%, Due August 7, 1998                                      300,000               298,298
                 American Express Co., 5.52%, Due August 10, 1998                                     285,000               283,252
                 Merrill Lynch & Co., 5.54%, Due August 17, 1998                                      300,000               297,830
                                                                                                      -------               -------
  Total Commercial Paper                               100.68%                                     $5,985,000             5,965,842
                                                                                                   ==========
Other Assets and
  Liabilities, Net                                     (0.68%)                                                              (40,010)
                                                                                                                            --------
Net Assets                                             100.00%                                                           $ 5,925,832
                                                       ======                                                            ===========














See accompanying notes to financial statements

                        USLICO Series Fund-Bond Portfolio
                           Statement of Investments
                                June 30, 1998

                                   (Unaudited)

                                                                                        Par                Fair
Bonds                                                                                  Value               Value
                                                                                       -----               -----
 Government - 40.64%
 -------------------
 FHLMC, 5.58%, Due December, 2026 #                                                 $  183,722            187,115
 FNMA, 5.84%, Due July, 2027 #                                                          68,840             70,254
 FNMA, 6.00%, Due July, 2027 #                                                         275,312            279,885
 GNMA Pool 181826,9.00%,Due March,2021 #                                                27,889             29,920
 US Treasury Note, 5.50%, Due March, 2000                                              381,000            381,080
 US Trust Security Strips, 6.97%, Due February, 2019                                   300,000             92,343
 US Trust Security Strips, 6.93%, Due February, 2021                                   500,000            137,260
                                                                                       -------            -------
                                                                                     1,736,763          1,177,857
                                                                                     ---------          ---------
 Finance - 58.46%
 ----------------
 Abbey National PLC, 7.35%, Due October, 2049 #                                        100,000            106,186
 Advanta Mortgage Loan Trust, 6.06%, Due March, 2028                                    50,000             49,990
 Amerco, 6.65%, Due October, 1999                                                      150,000            149,943
 Amresco Residential Securities Corp., 6.30%, Due January, 2028                        100,000            100,172
 BHP Finance USA, 6.42%, Due March, 2026 #                                             100,000            100,304
 Equity Office Properties Trust, 6.38%, Due February, 2003                             150,000            149,363
 Hyder PLC, 6.75%, Due December, 2004                                                  100,000            101,405
 IBJ Preferred Capital Co., 8.79%, Due December, 2049 #                                 25,000             22,887
 Lehman Brothers, 7.36%, Due December, 2003                                            100,000            105,074
 Macsaver Financial Services, 7.40%, Due February, 2002                                150,000            147,333
 Malayan Banking Berhad-NY, 7.13%, Due September, 2005                                 100,000             82,352
 MBNA Corp., 7.25%, Due September, 2002                                                100,000            103,645
 Noranda Forest Inc., 6.88%, Due November, 2005                                        100,000            101,753
 SB Treasury Co., 9.40%, Due December, 2049 #                                           25,000             24,846
 Salomon Brothers Mortgage Securities VII, 6.30%, Due May,  2028                       145,000            145,000
 TriNet Corporate Realty Trust, 6.75%. Due March, 2003                                 100,000            100,102
 United Companies Financial Corp., 9.35%, Due November, 1999                           100,000            103,853
                                                                                     1,695,000          1,694,208
 Industrial - 5.18%
 ------------------
 US Filter Corp., 6.38%, Due May, 2011                                                 150,000            149,984
                                                                                       -------            -------


  Total Bonds       104.27%                                                        $ 3,581,763          3,022,049
                                                                                     =========



Other Assets and
  Liabilities, Net   (4.27)%                                                                             (123,839)
                     -----                                                                               --------
Net Assets          100.00%                                                                             2,898,210
                    ======                                                                              =========


# -Callable at the option of the issuer.




See accompanying notes to financial statements.

                  USLICO Series Fund-Asset Allocation Portfolio
                           Statement of Investments
                                 June 30, 1998
                                 (Unaudited)

Common Stock
                                                               Fair                                                          Fair
                                               Shares          Value                                         Shares          Value
                                               ------          -----                                         ------          -----
Computers & Electronics - 1.59%                                           Industrial - 9.79%
-------------------------------                                           ------------------
International Business Machines Corp.           1,300     $   149,256     B.F. Goodrich Co.                   1,400     $    69,475
Lexmark                                         2,000         122,000     Borg Warner Automotive, Inc.        2,500         120,156
                                                              -------
                                                              271,256     Case Corp.                          1,200          57,900
                                                              -------
Drugs & Health Care - 1.30%                                               Deere & Co.                         2,500         132,187
---------------------------
Columbia/HCA Healthcare Corp.                   6,000         174,750     Ford Motor Co.                        900          53,100
Tenet Healthcare Corp.                          1,500          46,590     General Dynamics Corp.              3,200         148,800
                                                              -------
                                                              221,340     Ingersoll Rand Co.                  3,100         136,594
                                                              -------
Energy - 6.06%                                                            Johnson Controls, Inc.              3,000         171,563
--------------
Atlantic Richfield Co.                          2,500         195,312     Lafarge Corp.                       5,300         208,356
Mobil Corp.                                     2,500         191,563     PPG Industries, Inc.                1,500         104,344
R & B Falcon Corp.                              5,000         113,125     Southdown, Inc.                     2,500         178,438
Repsol S.A. ADR                                 3,000         165,000     Sunstrand Corp.                     1,800         103,050
Rowan Co.                                       4,500          87,469     United Technologies Corp.           2,000         185,000
                                                                                                                          ---------
Santa Fe International Corp.                    3,200          96,800                                                     1,668,963
Texaco, Inc.                                    3,100         185,031     Realty - 2.78%                                  ---------
                                                              -------     --------------

                                                            1,034,300     Equity Residential Properties
                                                            ---------       Trust                            94,875           2,000
Finance - 17.57%                                                          First Industrial Realty Trust       3,500         111,344
----------------
Allstate Corp.                                    900          82,406     Nationwide Health Properties Inc.   3,700          88,337
American General Corp.                          2,300         163,731     Simon Debartolo Group, Inc.         5,500         178,750
                                                                                                                        -----------
Banc One Corp.                                  3,630         202,599                                                       473,306
                                                                                                                        -----------
Bear Stearns Companies, Inc.                    2,000         113,750     Retail Trade - 4.09%
                                                                          ---------------------
Chase Manhattan Corp.                           3,900         294,450     Federated Department Stores, Inc.  3,600         193,725
Cigna Corp.                                     1,200          82,800     J.C. Penney Co. Inc.              144,625           2,000
Citicorp                                          300          44,775     Nieman Marcus Group, Inc.         260,625           6,000
Conseco, Inc.                                   3,000         140,250     V F Corp.                           1,900          97,850
                                                                                                                        -----------
First Union Corp.                               4,400         256,300                                                       696,825
                                                                                                                        -----------
Fleet Financial Group, Inc.                     2,900         242,150     Telecommunications - 4.92%
                                                                          --------------------------
Hartford Financial Services Group               2,600         297,375     A T & T Corp.                       3,800         217,075
Morgan Stanley Dean Witter & Co.                1,700         155,338     Bell Atlantic Corp.                 5,142         234,604
NationsBank Corp.                               3,300         252,450     GTE Corp.                           4,950         275,344
Nationwide Financial Services, Inc              4,000         204,000     SBC Communications, Inc.            2,800         112,000
                                                                                                                        -----------
The PMI Group, Inc.                             2,800         205,450                                                       839,023
                                                                                                                        -----------
Republic New York Corp.                         1,800         113,288     Transportation - 4.41%
                                                                          -----------------------
Travelers Group, Inc.                           2,400         145,500     AMR Corp.                           1,600         133,200
                                               ------         -------
                                                            2,996,612     Burlington Northern Santa Fe        1,800         176,737
Food, House & Personal Products - 2.13%                                   Canadian National Railway Co.       1,000          53,311
---------------------------------------
Albertson's, Inc.                               1,500          77,719     Delta Air Lines, Inc.               1,400         180,950
Centex Corp.                                    3,800         143,450     Southwest Air Lines Co.             7,000         207,375
                                                                                                                        -----------
Philip Morris Companies, Inc.                   3,600         141,750                                                       751,573
                                                              -------                                                   -----------
                                                              362,919     Utilities 1.36%
                                                              -------     ---------------
                                                                          F1orida Progress Corp.              2,000          82,250
                                                                          Potomac Electric Power Co.          6,000         150,375
                                                                                                                        -----------
                                                                                                                            232,625
                                                                                                                        -----------
Total Common Stock        56.00%                                                                                          9.548,742
                                                                                                                        -----------




See accompanying notes to financial statements.

                USLICO Series Fund-Asset Allocation Portfolio
                           Statement of Investments
                                 June 30, 1998
                                 (Unaudited)


Bonds
                                                                                                       Par                  Fair
             Government - 19.03%                                                                     Value                  Value
             -------------------                                                                     -----                  -----
             FHLMC, 9.00%, Due October, 2019 #                                                       $ 11,831               $ 12,496
             FHLMC, 5.58%, Due December, 2026 #                                                       480,504                489,379
             FNMA, 5.84%, Due July, 2027 #                                                            344,201                351,270
             FNMA, 6.00%, Due July, 2027 #                                                            732,331                744,495
             GNMA, 10.00%, Due February, 2016 #                                                         8,820                  9,758
             US Treasury Note, 5.50%, Due March, 2000                                                 840,000                840,176
             US Trust Security Strips, Interest, 6.93%, Due February, 2015                            200,000                 77,638
             US Trust Security Strips, Interest, 6.71%, Due February, 2019                          1,000,000                307,810
             US Trust Security Strips, Interest, 6.93%, Due February, 2021                          1,500,000                 411,78
                                                                                                    ---------               --------
                                                                                                    5,117,687               3,244,80
                                                                                                    ---------               --------


             Finance - 22.45
             ---------------
             Abbey National PLC, 7.35%, Due October, 2049 #                                           100,000                106,186
             Advanta Mortgage Loan Trust, 6.06%, Due March, 2028                                      100,000                 99,980
             Amerco, 6.65%, Due October, 1999                                                         250,000                249,905
             Amerco Medium Term Notes, 6.89%, Due September, 1998                                     110,000                110,371
             Amerco Residential Securities Corp., 6.30%, Due January, 2028                            200,000                200,343
             BHP Finance USA, 6.42%, Due March, 2026 #                                                100,000                100,304
             Discover Card Trust 1991-D, 8.00%, Due October, 2000                                     100,000                100,367
             Equity Office Properties Trust, 6.375%, Due February, 2003                               300,000                298,725
             Hyder PLC, 6.75%, Due December, 2004                                                     300,000                304,215
             IBJ Preferred Capital Co., 8.79%, Due December, 2049 #                                   125,000                114,437
             Lehman Brothers Inc., 7.36%, Due December, 2003                                          300,000                315,222
             Malayan Banking Berhad-NY, 7.125%, Due September, 2005                                   100,000                 82,352
             Macsaver Financial Services Inc., 7.40%, Due February, 2002                              350,000                343,777
             MBNA Corp., 7.25%, Due September, 2002                                                   100,000                103,645
             Nomura Depositor Trust, 6.76%, Due January, 2003 #                                       100,000                100,031
             Noranda Forest Inc., 6.88%, Due November, 2005                                           100,000                101,753
             SB Treasury Co., 9.40% Due December, 2049 #                                              125,000                124,230
             Salomon Brothers Mortgage Securities VII, 6.30%, Due May, 2028                           365,000                365,000
                                                                                                      200,000                199,750
             Time Warner Pass Through Asset Trust, 6.10%, Due December, 2001                          200,000                200,204
             TriNet Corporate Realty Trust, 6.75%, Due March, 2003                                    200,000                207,706
             United Companies Financial Corp., 9.35%, Due November, 1999                            ---------              ---------
                                                                                                    3,825,000              3,828,503
                                                                                                    ---------              ---------

            Industrial - 2.65%
            ------------------
            Canadian Pacific, 6.875%, Due April, 2003                                                 100,000                102,779
            US Filter Corp., 6.38%, Due May, 2011                                                     350,000                349,962
                                                                                                     --------               --------
                                                                                                      450,000                452,741
                                                                                                      =======                =======




#- Callable at the option of the issuer.                                                                                 (continued)


See accompanying notes to financial statements.

                  USLICO Series Fund-Asset Allocation Portfolio
                            Statement of Investments
                                  June 30, 1998
                                   (Unaudited)

Bonds, continued                                                                                        Par                  Fair
                                                                                                       Value                 Value
                                                                                                      -------               --------
             Utilities - 1.20%
             -----------------
             Illinois Bell Telephone, 7.625%, Due April, 2006 #                                      $100,000              $100,990
             Kansas City Power & Light, 7.40%, Due February, 2008 #                                   100,000               103,294
                                                                                                      -------               -------
                                                                                                      200,000               204,284
                                                                                                      -------               -------





    Total Bonds         45.33%                                                                     $9,592,687             7,730,330
                                                                                                   ==========             ---------
Total Investments      101.33%
                                                                                                                         17,279,072


Other Assets and
  Liabilities, Net      (1.33)%                                                                                            (226,739)
                                                                                                                           --------

Net Assets             100.00%                                                                                          $17,052,333
                                                                                                                        ===========








# - Callable at the option of the issuer.








See accompanying notes to financial statements.

                              USLICO Series Fund
              Statement of Operations and Changes in Net Assets
                      For the Period Ended June 30, 1998
                                  (Unaudited)

                                 Common        Money                   Asset
                                  Stock        Market       Bond     Allocation
                                Portfolio     Portfolio   Portfolio   Portfolio
                               ----------     ---------   ---------  ----------
Investment income:

   Income:
    Dividends                    $303,843    $      -     $     -     $  97,765
    Interest                       20,772       163,293      86,487     219,682
                                   ------       -------      ------     -------
      Total income                324,615       163,293      86,487     317,447
                                  -------       -------      ------     -------


   Expenses:
    Accounting fee                 18,151         2,235         707       7,529
    Custodian fee                  13,540         6,431       4,104      16,243
    Management fee                 35,922         7,258       3,531      20,534
    Other administrative           40,152         5,849       2,252      17,297
                                   ------         -----       -----      ------
      Total expenses              107,765        21,773      10,594      61,603
                                  -------        ------      ------      ------
Net investment income             216,850       141,520      75,893     255,844
                                  -------       -------      ------     -------


Realized and unrealized gains
on investment's:
 Net proceeds from sales       12,298,975           -     1,243,009   6,637,587
 Cost of securities sold      (11,695,271)          -    (1,234,423) (6,413,738)
                              ------------      -------  ----------- -----------
Net realized gains
 on investments                  603,704                      8,586     223,849
Net unrealized gains
 on investments                 1,982,297           -        11,357     672,546
                                ---------       -------      ------     -------
Net gains on investments        2,586,001           -        19,943     896,395
                                ---------       -------      ------     -------

   Net increase in net assets
    resulting from operations   2,802,851       141,520      95,836   1,152,239


Distributions to shareholders from:

  Net investment income          (206,937)     (141,520)    (73,481)   (246,561)

Capital share transactions        206,937       141,520      73,481     246,561
                                  -------       -------      ------     -------

   Net increase in net assets   2,802,851       141,520      95,836   1,152,239

Net assets, beginning of year  27,291,645     5,784,312   2,802,374  15,900,094
                               ----------     ---------   ---------  ----------
Net assets, end of period    $ 30,094,496    $5,925,832  $2,898,210 $17,052,333
                              ===========     =========   =========  ==========



See accompanying notes to financial statements.

                               USLICO Series Fund
              Statement of Operations and Changes in Net Assets
                      For the Period Ended June 30, 1997
                                  (Unaudited)


                                 Common        Money                   Asset
                                  Stock        Market       Bond     Allocation
                                Portfolio     Portfolio   Portfolio   Portfolio
                                ---------     ---------   ---------   ---------

Investment income:

   Income:
     Dividends                $   309,536    $     -      $     -     $  99,581
     Interest                      15,548       158,989      95,822     243,600
                                   ------       -------     -------     -------
      Total income                325,084       158,989      95,822     343,181
                                  -------       -------      ------     -------


 Expenses:
    Accounting fee                  6,716         1,705         793       4,166
    Custodian fee                   7,237         5,648       1,120       6,004
     Management fee                29,353         7,101       3,342      17,857
     Other administrative          44,753         6,849       4,772      25,543
                                   ------         -----       -----      ------
      Total expenses               88,059        21,303      10,027      53,570
                                   ------        ------      ------      ------
Net investment income             237,025       137,686      85,795     289,611
                                  -------       -------      ------     -------


Realized and unrealized gains
on investments:
 Net proceeds from sales       10,805,263         -         855,011   4,512,921
 Cost of securities sold       (9,333,389)        -        (830,363) (4,008,914)
                              -----------       -------   ---------  ----------
Net realized gains
 on investments                 1,471,874         -          24,648     504,007
Net unrealized gains
 on investments                   396,495         -         (48,031)    356,608
                                  -------       -------     -------     -------
Net gains on investments        2,868,369         -         (23,383)    860,615
                                ---------       -------      ------     -------

  Net increase in net assets
   resulting from operations    3,105,394       137,686      62,412   1,150,226


Distributions to shareholders from:

  Net investment income          (227,980)     (137,686     (85,005)   (284,617)
Capital share transactions       (303,436)     (205,117)     40,938     (59,187)
                                ---------       -------      ------     --------

   Net increase (decrease)
     in net assets              2,573,978      (205,117)     18,345     806,422

Net assets, beginning of year  23,558,091     5,979,861   2,783,385  14,614,568
                               ----------     ---------   ---------  ----------
Net assets, end of period     $26,132,069    $5,774,744  $2,801,730 $15,420,990
                               ==========     =========   =========  ==========

See accompanying notes to financial statements.

 USLICO Series Fund - Notes to Financial Statements - June 30, 1998

(1) ORGANIZATION - USLICO Series Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Portfolios), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19. 1988. Shares of the Portfolios are sold only to separate accounts of ReliaStar United Services Life Insurance Company (ReliaStar United Services) and ReliaStar Life Insurance Company of New York (ReliaStar Life of New York), previously ReliaStar Bankers Security Life Insurance Society, to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    (a) VALUATION OF INVESTMENTS
        1. Common Stock, Bond and Asset Allocation Portfolios - Equity securities for which market quotations are readily available are stated at that fair value. Fair value is determined on the basis of last reported sales price, or, if no sales are reported, the latest available bid price obtained from a quotation reporting system or from established market makers. Money market instruments are valued at fair value, except that instruments maturing in sixty days or less are valued using amortized cost which approximates fair value. Debt securities (other than obligations having a maturity of sixty days or less at their date of acquisition) are valued on the basis of market quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost, which approximates fair value.

        2. Money Market Portfolio - Investment securities held by the Money Market Portfolio are all carried at amortized cost.

    (b) INCOME RECOGNITION - Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on the sale of securities are computed on the basis of the identified cost of the related securities sold and are recognized at the date of trade.

    (c) OTHER ADMINISTRATIVE FEES - Other administrative fees are charged to the Portfolios at an annual percentage rate of .5%. Fund expenses directly attributable to a Portfolio are charged to that Portfolio. All other expenses are allocated proportionately among all Portfolios in relation to respective net assets.

    (d) FEDERAL INCOME TAXES - Each Portfolio intends to quality as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with subchapter M and meets certain other requirements. (Normally, however, such distributions are automatically reinvested in additional portfolio shares.) As the Fund is believed to be in compliance with these requirements, no federal income tax provision has been provided.

    (e) MANAGEMENT FEES - The Fund's investment advisers are compensated with a quarterly management fee based on an annual percentage of the average daily net assets of each Portfolio. During 1998, 1997, 1996 and 1995, the adviser was paid a fee at an annual rate of .25% of the net asset value of the Portfolios except for the period from January 1, 1995 to June 30, 1995 during which no investment advisory fee was charged pending approval of new advisory agreements which were received on June 30, 1995. The maximum management fee which may be charged is an annual percentage rate of.50% on the first $100 million of average daily net assets and .45% of average daily net assets in excess thereof.

    (f) CONTRIBUTIONS AND WITHDRAWALS - Net funds contributed into or withdrawn from the Fund are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.

    (g) RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to current year presentation.

(3) AFFILIATIONS AND RELATED PARTY TRANSACTIONS - ReliaStar United Services and ReliaStar Life of New York are indirect wholly-owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Washington Square Advisers, Inc., previously Washington Square Capital, Inc., a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Fund. The Fund's distributor, Washington Square Securities, Inc., is also a direct wholly-owned ReliaStar subsidiary. Newbold's Asset Management, Inc. serves as investment sub-adviser for the Common Stock Portfolio and the common stock portion of the Asset Allocation Portfolio. The Fund purchases securities through Newbold's Asset Management, Inc. in the normal course of business. Effective January 1, 1998, Newbold's Asset Management, Inc. changed its name to Pilgrim Baxter Value Investors, Inc.

Officers of the Fund are also officers of ReliaStar, Washington Square Securities, Inc., ReliaStar United Services and ReliaStar Life of New York and receive compensation therefrom. They do not receive additional compensation for services rendered to the Fund. Trustees of the Board receive a fee of $1,000 for each meeting attended during 1998. $500 was paid for each meeting attended during 1997 and 1996 For the six months ended June 30, 1998, 1997, and 1996, total fees paid to the Trustees aggregated $8,000, $4,000, and $3,000, respectively, for all Portfolios combined.

(4) Investments - As of June 30, 1998, net unrealized appreciation for each portfolio was as follows:
                                                                      Net
                                                                   Unrealized
              Portfolio    Appreciation           Depreciation    Appreciation
              ---------    ------------           ------------    ------------
           Common Stock      $5,794,532             $ (510,386)     $5,284,146
           MoneyMarket            N/A                    N/A             N/A
           Bond                  69,449                (23,182)         46,267
           Asset Allocation   2,102,718               (202,873)      1,899,845


(5) CAPITAL SHARE TRANSACTIONS - TRANSACTIONS IN CAPITAL STOCK FOR THE SIX MONTHS ENDED JUNE 30, WERE AS FOLLOWS:

                                                                         SHARES                    AMOUNT
                                                                    -----------------          ----------------
                                                                    1998         1997          1998        1997
                                                                    ----         ----          ----        ----
COMMON STOCK PORTFOLIO:
Shares sold .................................................        --           --      $    --      $    --
Shares issued in reinvestment of dividends ..................      14,060       15,488        206,937     227,980
                                                                  -------      -------      ---------    --------
                                                                   14,060       15,488        206,937     227,980
Shares redeemed .............................................        --        (38,901)        --        (531,416)
                                                                  -------      -------      ---------    --------
 Net increase (decrease) ....................................      14,060      (23,413)   $ 3,982,104    (303,436)
                                                                  =======      =======      =========    ========
MONEY MARKET PORTFOLIO:
 Shares sold ................................................        --           --      $    --      $    --
 Shares issued in reinvestment of dividends .................     141,520      137,686        141,520     137,686
                                                                  -------      -------      ---------    --------
                                                                  141,520      137,686        141,520     137,686

 Shares redeemed ............................................        --       (342,803)        --        (342,803)
                                                                  -------      -------      ---------    --------
Net increase (decrease) .....................................     141,520     (205,117)   $   141,520    (205,117)
                                                                  =======      =======      =========    ========
BOND PORTFOLIO:
 Shares sold ................................................        --           --      $    --           --
 Shares issued in reinvestment of dividends .................       7,329        8,387         73,481      85,005
                                                                  --------     -------      ---------    --------
                                                                    7,329        8,387         73,481      85,005
Shares redeemed .............................................        --         (4,475)        --         (44,067)
                                                                  --------     --------     ---------    --------
  Net increase (decrease) ...................................       7,329        3,912    $    73,481    $ 40,938
                                                                  ========     ========     =========    ========
ASSET ALLOCATION PORTFOLIO:

 Shares sold ................................................        --           --      $    --      $    --
 Shares issued in reinvestment of dividends .................      19,580       22,632        246,561     284,617
                                                                  --------     -------      ---------    --------
                                                                   19,580       22,632        246,561     284,617
Shares redeemed .............................................        --        (28,781)        --        (343,804)
                                                                  --------     -------      ---------    --------
  Net increase (decrease) ...................................      19,580       (6,149)       246,561  $  (59,187)
                                                                  ========     =======      =========    ========

                                       USLICO Series Fund
                                  Condensed Financial Information
                             For the Six Months Ended June 30, 1998
                                           (Unaudited)

                                                   Common         Money                            Asset
                                                    Stock         Market           Bond          Allocation
                                                  Portfolio      Portfolio       Portfolio        Portfolio
                                                -----------     ----------     -----------     ------------
FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of period            $    13.50     $      1.00     $     10.00     $      11.98
Income from investment operations:
 Net investment income                                0.11            0.02            0.27             0.19
Net realized and unrealized
  gains (losses) on securities                        1.27            0.00            0.07             0.67
                                                ----------      -----------    -----------      ------------
Total from investment operations                      1.38            0.02            0.34             0.86
Distributions:
Distribution of income                               (0.10)          (0.02)          (0.26)           (0.18)
Distribution of capital gains                         --              --              --               --
                                                -----------     -----------    -----------      ------------
Net asset value, end of period                  $    14.78      $     1.00     $     10.08      $     12.66
                                                ===========     ===========    ===========      ============

Total return                                         10.22%           2.00%           3.40%            7.18%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                       $ 30,094,496     $ 5,925,832     $  2,898,210    $ 17,052,333

Expenses to average net assets                        0.37%           0.37%            0.37%           0.37%
Net investment income to average net assets           0.75%           2.42%            2.67%           1.55%
Portfolio turnover rate                              43.31%           N/A             44.71%          40.91%
Weighted average number of shares outstanding
 for six months ended June 30, 1998                2,025,571       5,854,271          282,265       1,332,971


                     For the Six Months Ended June 30, 1997
                                   (Unaudited)

FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of period             $     13.25     $      1.00       $    10.02    $     11.85
Income from investment operations:
 Net investment income                                  0.13            0.02             0.31           0.24
 Net realized and unrealized
  gains (losses) on securities                          1.65            -               (0.07)          0.71
 Total from investment operations                       1.78            0.02             0.24           0.95
Distributions:
 Distribution of income                                (0.13)          (0.02)           (0.31)         (0.23)
 Distribution of capital gains                          -               -                -              -
                                                   ---------           -----        ---------       ---------
Net asset value, end of period                   $     14.90     $      1.00       $     9.95     $    12.57
                                                   =========           =====        =========       =========

Total return                                           13 43%          2.000%            2.40%          8.02%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                        $26,132,069     $5,774,744        $2,801,730    $15,420,990
Expenses to average net assets                          0.36%           0.36%            0 36%          0.36%
Net investment income to average net assets             0.98%           2.35%            3.11%         1.960%
Portfolio turnover rate                                40.94%           N/A             22.09%         31.38%
Weighted average number of shares outstanding
 for six months ended June 30, 1997                1,759,005       5,858,375          277,117      1,222,311

                                           USLICO Series Fund
                                    Condensed Financial Information
                               For the Six Months Ended June 30, 1996
                                             (Unaudited)

                                                    Common          Money                            Asset
                                                     Stock          Market            Bond        Allocation
                                                   Portfolio       Portfolio        Portfolio      Portfolio
                                                 -----------       ---------        ---------     -----------
FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of period             $     12.62      $     1.00       $    10.38      $   11.82
Income from investment operations:
 Net investment income                                  0.18            0.02             0.32           0.27
 Net realized and unrealized
  gains (losses) on securities                          1.08            -               (0.61)          0.14
                                                 -----------       ---------        ---------        --------
Total from investment operations                        1.26            0.02            (0.29)          0.41
Distributions:
Distribution of income                                 (0.17)          (0.02)           (0.32)         (0.26)
Distribution of capital gains                           -               -                -              -
                                                 -----------       ---------        ---------        --------
Net asset value, end of period                   $     13.71      $      100       $     9.77       $  11.97
                                                 ===========       =========        =========        ========

Total return                                            9.98%           2.00%           (2.79%)         3.47%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                        $21,331,637      $5,837,918       $2,628,032    $13,495,050

Expenses to average net assets                          0.37%           0.37%            0.37%          0.37%
Net investment income to average net assets             1.36%           2.38%            3.25%          2.25%
Portfolio turnover rate                                38.57%           N/A             18.37%         29.82%
Weighted average number of shares outstanding
 for six months ended June 30, 1996                1,585,079       5,886,655          297,054      1,161,799




                                For the Six Months Ended June 30, 1995
                                               (Unaudited)

FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of period               $   10.37        $   1.00          $  9.41    $     10.18
Income from investment operations:
 Net investment income                                  0.20            0.03             0.35           0.28
 Net realized and unrealized
  gains on securities                                   1.56            -                0.74           1.18
                                                   ---------        --------          -------     -----------
 Total from investment operations                       1.76            0.03             1.09           1.46
Distributions:
 Distribution of income                                (0.18)          (0.03)           (0.33)         (0.27)
 Distribution of capital gains                           -               -                -              -
                                                   ---------        --------          -------     -----------
Net asset value, end of period                     $   11.95        $   1.00          $ 10.17     $    11.37
                                                   =========        ========          =======     ===========

Total return                                           16.97%           3.00%           11.58%         14.34%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                        $17,192,186      $5,635,745       $2,858,249    $12,030,713

Expenses to average net assets                          0.25%           0.25%            0.25%          0.25%
Net investment income to average net assets             1.76%           2.80%            3.47%          2.64%
Portfolio turnover rate                                22.18%           N/A              8 39%         13.58%
Weighted average number of shares outstanding
 for six months ended June 30, 1995                1,422,300       5,809,244          266,922      1,042,143

                              USLICO Series Fund
                       Condensed Financial Information
                     For the Six Months Ended June 30, 1994
                                       (Unaudited)

                                                    Common        Money                           Asset
                                                    Stock         Market            Bond        Allocation
                                                   Portfolio     Portfolio        Portfolio      Portfolio
                                                  ----------     ---------        ---------     ----------
FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of period             $     11.23      $     1.00       $    10.49     $    11.26
Income from investment operations:
Net investment income                                   0.17            0.01             0.33           0.28
Net realized and unrealized
 losses on securities                                  (0.30)           -               (0.66)         (0.58)
                                                  ----------        --------        ---------       ---------
Total from investment operations                       (0.13)           0.01            (0.33)         (0.30)
Distributions:
 Distribution of income                                (0.16)          (0.01)           (0.31)         (0.26)
 Distribution of capital gains                           -               -                -              -
                                                  ----------       ---------        ---------       ---------
  Net asset value, end of period                 $     10.94      $     1.00        $    9.85     $     10.70
                                                  ==========       =========        =========       =========

Total return                                           (1.16%)          1.00%           (3.15%)         (2.66%)


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                        $13,106,990     $ 5,541,252       $2,548,853     $9,643,909

Expenses to average net assets                          0.37%           0.37%            0.37%          0.37%
Net investment income to average net assets             1.51%           1.43%            3.24%          2.49%
Portfolio turnover rate                                27.89%           N/A              4.61%         12.40%
Weighted average number of shares outstanding
  for six months ended June 30, 1994               1,127,581       5,422,913          252,884        830,763


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



                      (This Page Left Blank Intentionally)



[RELIASTAR LOGO]

ReliaStar Life Insurance Company of New York                       JUNE 30, 1998
4601 Fairfax Drive, PO Box 3700
Arlington, VA 22203

                                                                    SEMI-ANNUAL
                                                                       REPORT
                                                           to Variable Life Policyowners
                                                                      DYNAMIC
                                                                   VARIABLE LIFE







                                                                Dynamic Variable Life
                                                              ReliaStar Life Insurance
                                                                Company of New York
                                                             Variable Separate Account
                                                                 USLICO Series Fund








                                                              This report is for the
                                                              information of Policyowners
                                                              and not an offering of the sale
                                                              of the Variable Life policy, which can
                                                              only be made by a current prospectus
   BULK RATE
 U.S. POSTAGE                                                      [RELIASTAR LOGO HERE]
     PAID
 CHARLOTTE, NC                                                ReliaStar Life Insurance
 PERMIT NO. 136                                               Company of New York
                                                              4601 Fairfax Drive, PO Box 3700
                                                              Arlington, VA 22203



